PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) € in Millions, $ in Millions	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	€ (489)	€ (544)
Net defined benefit liability	461	599	$ 599
Of which net liability	463	599
Of which net asset	(2)	0
Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	629	766
Fair value of plan assets	(489)	(544)
Deficit of funded plans	140	222
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	321	377
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	241	350
Pension Benefits | Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	629	766
Fair value of plan assets	(489)	(544)
Deficit of funded plans	140	222
Pension Benefits | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	101	128
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	220	249
Other Benefits | Funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Other Benefits | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of obligation	€ 220	€ 249